Statement of Operations and Comprehensive Loss (Parenthetical) - shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Number of shares forfeited	750,000	750,000	750,000